Leases - Carrying amounts and movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Balance at the beginning	R$ 35,960	R$ 30,022
Additions	54,848	22,146
Disposal		(334)
Lease modification	13	200
Depreciation expense	(22,125)	(16,456)
Business combination		382
Balance at the end	68,696	R$ 35,960
Average annual depreciation rate		29.40%
Lease liabilities
Balance at the beginning	43,118	R$ 35,220
Additions	54,848	22,146
Disposal		(329)
Lease modification	13	200
Business combination		382
Interest expense	4,422	4,795
Payments of lease liabilities	(21,485)	(15,729)
Discounts on leases	(20)	(273)
Interest paid	(3,991)	(3,294)
Balance at the end	76,905	43,118
Rent expense from short-term leases and low-value assets	2,637	R$ 2,673
Fiduciary agreements
Lease liabilities
Lease agreement amount guaranteed	R$ 10,903
Rate per year (as percent)	1.95%